Retirement Class HNCVX
Institutional Class HACSX
Administrative Class HRCSX
Investor Class HICSX
Harbor Convertible Securities Fund

Supplement to Summary Prospectus dated March 1, 2020
January 8, 2021
Effective January 4, 2021, Raymond F. Condon no longer serves as a portfolio manager to the Fund. All references to Mr. Condon in the Summary Prospectus are hereby deleted.
Mark R. Shenkman, Justin W. Slatky, Jordan N. Barrow, CFA, and Thomas Whitley, CFA, continue to serve as portfolio managers to the Fund.
Investors Should Retain This Supplement For Future Reference
S0121.SP.CS